ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.             ORGANIZATION AND PRINCIPAL ACTIVITIES

Jinpan International Limited (the “Company”) was incorporated under the laws of the British Virgin Islands on April 3, 1997.

As of December 31, 2011, the Company had direct interests in the following subsidiaries:

Name of entity	Date of establishment	Percentage of equity interest attributable to the Company	Paid-up capital	Principal activities

Hainan Jinpan Electric Co., Ltd. (“Hainan Jinpan” )	June 3, 1997	85%	RMB 160,171,897	Manufacturing and sale of cast resin transformers

Jinpan International (USA) Limited (“Jinpan USA”)	February 18, 1998	100%	US$10,000	Marketing of cast resin transformers

Jinpan Electric (China) Co. Ltd. (“Jinpan China”)	January 12, 2007	100%	RMB 93,360,000	Manufacturing and sale of cast resin transformers

Jinpan International Limited owns 100% of the common stock of Jinpan USA, a New York corporation, and Jinpan China, a foreign-funded PRC limited liability company registered in Wuhan, Hubei China.  Jinpan International and Wuhan Jinpan Electric Co. Ltd jointly own 85% and 15%, respectively, of Hainan Jinpan, a sino-foreign cooperative joint venture registered in Haikou, Hainan China.  Jinpan China owns 100% of the common stock of Wuhan Jinpan, a domestically funded PRC limited liability company registered in Wuhan, Hubei China. Hainan Jinpan and Jinpan China jointly own 70% and 30% of Shanghai Jinpan, a domestically funded PRC limited liability company registered in Shanghai China. Hainan Jinpan also owns 100% of Jinpan Research and Development Company. The Company and its majority owned subsidiaries are hereinafter collectively referred to as the “Group.”

The Company is a holding company and its common shares, par value US$0.0045 per share,1 are referred to herein as the “Common Shares.”  Substantially all of the Group’s operations are conducted in the People’s Republic of China (the “PRC”) and its principal market is in the PRC.

The term of Hainan Jinpan is 50 years, ending on September 3, 2047, and can be extended with the mutual consent of the joint venture parties, subject to the approval of the relevant PRC government authorities.  The co-operative joint venture can be terminated upon the unanimous agreement of the Board of Directors of Hainan Jinpan. In the event that the term of Hainan Jinpan is not extended, the joint venture will be dissolved and liquidated pursuant to the provisions of applicable law and the joint venture agreement. In addition, Hainan Jinpan may be terminated prior to the expiration of the joint venture agreement upon the occurrence of certain events, including but not limited to, the inability of the entity to conduct its business due to financial losses or a breach of the joint venture agreement by one of the parties thereto.

Jinpan USA is primarily engagedin the sale of cast resin transformers and wind energy products to customers in the US and worldwide.

Jinpan China is formed under the foreign funded limited liability company law of the PRC. The term of Jinpan China is 50 years, ending on January 11, 2057 and can be extended upon approval of the PRC government. Jinpan China can be dissolved upon the agreement of foreign investors due to financial losses or a natural disaster that causes Jinpan China to be unable to continue operations.  Hainan Jinpan and Jinpan China are primarily engaged in the design, manufacture and sale of cast resin transformers, switchgears, unit substations and wind energy products.

1 As of December 31, 2009, the Company’s par value was $0.009 per share.  On February 6, 2010, the Company effected a two-for-one stock split, whereby the Company’s par value changed to $0.0045 per share.